Rule 497
                                                             File No. 333-140895



                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

              FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND
                 FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND
                      FIRST TRUST ENERGY ALPHADEX(R) FUND
                    FIRST TRUST FINANCIALS ALPHADEX(R) FUND
                    FIRST TRUST HEALTH CARE ALPHADEX(R) FUND
           FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND
                     FIRST TRUST MATERIALS ALPHADEX(R) FUND
                    FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND
                     FIRST TRUST UTILITIES ALPHADEX(R) FUND
                  FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND
                   FIRST TRUST MID CAP CORE ALPHADEX(R) FUND
                  FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND
                  FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND
                 FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND
                  FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND
                 FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND
                  FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND
                   FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND
                 FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND
                  FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND
                     FIRST TRUST MEGA CAP ALPHADEX(R) FUND
                  (each a "Fund" and collectively the "Funds")


              SUPPLEMENT TO THE PROSPECTUS DATED NOVEMBER 30, 2011

                             DATED FEBRUARY 1, 2012


      The "How to Buy and Sell Shares" section in the Prospectus is hereby revised to add the following sentence to the end of the second paragraph:

      "The Funds will not invest in securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act."




   PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS FOR FUTURE REFERENCE